Taxation - Exchange differences on foreign exchange (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Exchange differences on translating foreign operations, Before tax	R 114,596	R (60,331)	R (80,870)
Exchange differences on translating foreign operations, Tax impact	1,151	(237)	(59)
Foreign currency translation	115,747	(60,568)	(80,929)
Total, Before tax	114,596	(60,331)	(80,870)
Total, Tax impact	1,151	(237)	(59)
Other comprehensive income/(loss) for the year, net of tax	R 115,747	R (60,568)	R (80,929)